CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital [member]	Issued Capital Adjustment [Member]	Share premium [member]	Treasury shares [member]	Treasury Shares Adjustment [Member]	Treasury Shares Cost [Member]	Statutory reserve [member]	Voluntaryreserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity Subtotal [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 50	$ 260	$ 491		$ 4	$ (39)	$ 24	$ 195	$ (13)	$ (9)	$ 403	$ 1,366	$ 429	$ 1,795
IfrsStatementLineItems [Line Items]
Constitution of legal and voluntary reserve							18	351			(369)
Capital reduction				(3)	(3)	130		(124)
Stock compensation plans									1			1		1
Acquisition of own shares	(4)		19	4		(135)			(6)			(122)	(29)	(151)
Dividends provided for pay													(1)	(1)
Profit (Loss) for the year											692	692	108	800
Other comprehensive income for the year										(20)		(20)	(15)	(35)
Ending balance, value at Dec. 31, 2019	46	260	510	1	1	(44)	42	422	(18)	(29)	726	1,917	492	2,409
IfrsStatementLineItems [Line Items]
Constitution of legal and voluntary reserve							19	707			(726)
Capital reduction				(9)	(59)	140		(72)					(19)	(19)
Acquisition of own shares	(8)	(59)	6	8	59	(102)						(96)	(8)	(104)
Dividends provided for pay													(9)	(9)
Profit (Loss) for the year											(367)	(367)	(101)	(468)
Other comprehensive income for the year										(21)	(5)	(26)	(14)	(40)
Ending balance, value at Dec. 31, 2020	38	201	516		1	(6)	61	1,057	(18)	(50)	(372)	1,428	341	1,769
IfrsStatementLineItems [Line Items]
Constitution of legal and voluntary reserve								(372)			372
Capital reduction				(2)	(10)	38		(26)
Stock compensation plans									3			3		3
Acquisition of own shares	(2)	(10)		2	10	(39)						(39)		(39)
Profit (Loss) for the year											273	273	(35)	238
Other comprehensive income for the year										98	22	120	34	154
Sale of subsidiary													(334)	(334)
Ending balance, value at Dec. 31, 2021	$ 36	$ 191	$ 516		$ 1	$ (7)	$ 61	$ 659	$ (15)	$ 48	$ 295	$ 1,785	$ 6	$ 1,791